Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Line Items]
Accrued Value Added Tax	¥ 35,757,905	$ 5,184,409	¥ 33,471,335
Deposit due to third-parties	45,333,662	6,572,763	18,891,289
Customer advances	145,841,630	21,145,049	77,811,758
Notes Payable	123,436,000	17,896,538	123,803,438
Payable to dealers	14,080,249	2,041,444	50,680,407
Payable to employees	9,627,567	1,395,866	34,285,667
Other tax payables	9,575,306	1,388,289	16,494,783
Accrued professional service fees	5,198,272	753,679	8,697,657
Payable to suppliers	2,119,516	307,301	4,003,912
Interest payable	1,040,927	150,920	2,667,405
Derivative financial liability	0	0	5,346,389
Others	76,395,904	11,076,368	50,495,262
Accrued expenses and other current liabilities	890,836,699	129,159,184	719,035,377
Restricted cash deposited as collateral for such notes payable	136,671,970	19,815,573	51,793,630
Short-term contract liability (net of tax)	422,429,761	61,246,558	292,386,075
Unused lines of Credit [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Notes Payable	¥ 597,000,000	$ 87,000,000	¥ 921,000,000